CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 43,032	$ 37,168	$ 22,823
Direct operating costs	(38,327)	(34,134)	(21,876)
General and administrative expenses	(832)	(643)	(340)
Depreciation and amortization expense	(1,804)	(748)	(371)
Interest income (expense), net	(1,274)	(498)	(202)
Equity accounted income, net	114	10	69
Impairment expense, net	(609)	(218)	(39)
Gain on acquisitions/dispositions, net	726	500	267
Other income (expense), net	(400)	(136)	(108)
Income (loss) before income tax	626	1,301	223
Income tax (expense) recovery
Current	(324)	(186)	(30)
Deferred	132	88	22
Net income (loss)	434	1,203	215
Attributable to:
Limited partners	43	74	(58)
Non-controlling interests attributable to:
Redemption-Exchange Units held by Brookfield Asset Management Inc.	45	70	(60)
Special Limited Partners	0	278	142
Interest of others in operating subsidiaries	346	781	191
Net income (loss)	$ 434	$ 1,203	$ 215
Basic and diluted earnings per limited partner unit (in usd per share)	$ 0.62	$ 1.11	$ (1.04)